Investment Strategy	May 24, 2024
ESG Diversified Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

ESG Diversified Portfolio – In the Principal Investment Strategies subsection, the table in the second paragraph is deleted and replaced with the following:

BROAD ASSET CLASS ALLOCATIONS

Debt	Equity
30 – 50%	50 – 70%

Also in the Principal Investment Strategies subsection, all references to Pacific Investment Management Company LLC (“PIMCO”) and the PIMCO Fund are deleted.

ESG Diversified Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	ESG Diversified Growth Portfolio – In the Principal Investment Strategies subsection, all references to Pacific Investment Management Company LLC (“PIMCO”) and the PIMCO Fund are deleted.
PSF Avantis Balanced Allocation Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

PSF Avantis Balanced Allocation Portfolio – In the Principal Investment Strategies subsection, the table in the second paragraph is deleted and replaced with the following:

BROAD ASSET CLASS ALLOCATIONS

Debt	Equity
30 – 50%	50 – 70%